Commitments And Contingencies Environmental Matters (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Environmental Exit Cost [Line Items]
Accrual for Environmental Loss Contingencies	$ 5	$ 6
Accrued Environmental Loss Contingencies, Noncurrent	4	4
Accrued Liabilities [Member]
Environmental Exit Cost [Line Items]
Accrued Environmental Loss Contingencies, Current	1	2
Other Long-Term Liabilities [Member]
Environmental Exit Cost [Line Items]
Accrued Environmental Loss Contingencies, Noncurrent	4	4
Discontinued Operations | Liabilities Held for Sale [Member]
Environmental Exit Cost [Line Items]
Accrual for Environmental Loss Contingencies	$ 16	$ 15